Loans - Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	$ 38,983	$ 43,945	$ 81,501
Financing receivables, net of unamortized discount on acquired loans	5,774,748	5,574,881	5,189,650
Loans covered by FDIC loss sharing agreements	195,545	234,036	347,408
Total	5,970,293	5,808,917	5,537,058
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	7,269	6,671	8,746
Financing receivables, net of unamortized discount on acquired loans	781,034	764,754	727,855
Loans covered by FDIC loss sharing agreements	119,894	127,115	167,835
Total	900,928	891,869	895,690
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	10,638	20,767	57,652
Financing receivables, net of unamortized discount on acquired loans	2,266,943	2,003,838	1,808,112
Loans covered by FDIC loss sharing agreements	66,264	95,467	150,745
Total	2,333,207	2,099,305	1,958,857
Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	10,630	4,908	6,641
Financing receivables, net of unamortized discount on acquired loans	1,132,509	1,312,658	1,224,092
Loans covered by FDIC loss sharing agreements	7,460	9,390	28,163
Total	1,139,969	1,322,048	1,252,255
Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	10,342	11,453	8,236
Financing receivables, net of unamortized discount on acquired loans	1,473,283	1,369,549	1,304,217
Loans covered by FDIC loss sharing agreements	1,874	2,004	525
Total	1,475,157	1,371,553	1,304,742
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans, excluding covered loans	104	146	226
Financing receivables, net of unamortized discount on acquired loans	85,668	89,839	100,663
Loans covered by FDIC loss sharing agreements	53	60	140
Total	85,721	89,899	100,803
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	35,311	34,243	24,711
Loans covered by FDIC loss sharing agreements	0	0
Total	35,311	34,243	24,711
Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	37,516	32,753	28,569
Loans covered by FDIC loss sharing agreements	9,954	6,940	11,800
Total	47,470	39,693	40,369
Past Due | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	11,339	13,746	2,840
Loans covered by FDIC loss sharing agreements	4,760	1,960	1,307
Total	16,099	15,706	4,147
Past Due | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	6,429	8,044	5,416
Loans covered by FDIC loss sharing agreements	1,879	1,252	3,861
Total	8,308	9,296	9,277
Past Due | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	19,748	10,963	20,313
Loans covered by FDIC loss sharing agreements	3,315	3,728	6,632
Total	23,063	14,691	26,945
Past Due | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	7,563	3,867	6,522
Past Due | Residential real estate | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,652	675	625
Past Due | Residential real estate | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	543	611	955
Past Due | Residential real estate | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,368	2,581	4,942
Past Due | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	10,128	15,253	10,228
Past Due | Commercial real estate | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,860	11,050	431
Past Due | Commercial real estate | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,632	819	158
Past Due | Commercial real estate | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	4,636	3,384	9,639
Past Due | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	11,775	8,733	4,361
Past Due | Commercial non real estate | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,586	1,761	1,342
Past Due | Commercial non real estate | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	2,146	6,228	198
Past Due | Commercial non real estate | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	8,043	744	2,821
Past Due | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	7,709	4,589	7,009
Past Due | Agriculture | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	4,036	16	102
Past Due | Agriculture | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	368	4,040
Past Due | Agriculture | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	3,673	4,205	2,867
Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	341	311	449
Past Due | Consumer | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	205	244	340
Past Due | Consumer | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	108	18	65
Past Due | Consumer | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	28	49	44
Past Due | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0
Past Due | Other | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0
Past Due | Other | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0
Past Due | Other | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	0	0
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	5,737,232	5,542,128	5,161,081
Loans covered by FDIC loss sharing agreements	185,591	227,096	335,608
Total	5,922,823	5,769,224	5,496,689
Current | Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	773,471	760,887	721,333
Current | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	2,256,815	1,988,585	1,797,884
Current | Commercial non real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,120,734	1,303,925	1,219,731
Current | Agriculture
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	1,465,574	1,364,960	1,297,208
Current | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	85,327	89,528	100,214
Current | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, net of unamortized discount on acquired loans	$ 35,311	$ 34,243	$ 24,711